Other Assets (Details) - Schedule of other assets - CLP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Assets Abstract
Cash collateral provided for derivative financial transactions		$ 314,301	$ 293,378
Accounts receivable from third parties		190,912	95,551
Debtors from brokerage of financial instruments		128,286	78,524
Assets to be leased out as lessor	[1]	94,925	94,462
Prepaid expenses		39,744	45,731
Investment properties	[2]	12,120	12,476
Income from regular activities from contracts with customers		6,472	11,132
Recoverable income taxes		4,435	3,749
Pending transactions		3,058	2,292
Other provided cash collateral		2,160	1,921
VAT receivable		7
Accumulated impairment in respect of other assets receivable		(882)	(1,873)
Other Assets		18,579	29,768
Total		$ 814,117	$ 667,111

[1]	Correspond to fixed assets to be delivered under the financial lease modality.
[2]	As of December 31, 2022, the fair value of the investment properties held by the Bank is Ch$58,721 million (Ch$51,808 million as of December 31, 2021).